Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable operating leases

As of March 31, 2023, future minimum payments under non-cancelable operating leases were as follows:

Future Lease Payments

April 2023 to March 2024	$250,142
April 2024 to March 2025	14,370
Total	$264,512